Consolidated Statements of Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance balance at Dec. 31, 2011	$ 5	$ 36,221	$ (35,954)	$ 272
Balance balance, shares at Dec. 31, 2011	46,908,897
Stock-based compensation		416		416
Issuance of common stock	2	33,413		33,415
Issuance of common stock, shares	26,451,265
Issuance costs related to common stock				153
Net loss			(9,691)	(9,691)
Ending balance at Dec. 31, 2012	7	70,050	(45,645)	24,412
Ending balance, shares at Dec. 31, 2012	73,360,162			73,360,162
Exercise of options for common stock, shares	125
Stock-based compensation		329		329
Issuance costs related to common stock		(10)		(10)
Net loss			(14,691)	(14,691)
Ending balance at Dec. 31, 2013	7	70,369	(60,336)	10,040
Ending balance, shares at Dec. 31, 2013	73,360,287			73,360,287
Stock-based compensation		300		300
Reclassification of warrant liability to stockholders' equity		5,803		5,803
Issuance of common stock in connection with reverse acquisition	2	(5)		(3)
Issuance of common stock in connection with reverse acquisition, shares	20,856,000
Issuance of common stock		2,000		2,000
Issuance of common stock, shares	1,000,000
Issuance of common stock in connection with private placement of common stock, net of offering costs	2	25,485		25,487
Issuance of common stock in connection with private placement of common stock, net of offering costs, shares	10,667,570
Issuance costs related to common stock				1,179
Net loss			(17,993)	(17,993)
Ending balance at Sep. 30, 2014	$ 11	$ 103,952	$ (78,329)	$ 25,634
Ending balance, shares at Sep. 30, 2014	105,883,157			105,883,157